Financial assets and liabilities - Summary of Fair Value of Warrants (Details) - Warrants	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Year $ / shares	Jun. 30, 2024 USD ($) Year $ / shares
Disclosure Of Financial Instruments [Line Items]
Share price (in dollars per share)	$ 19.80	$ 6.81
Dividend Yield	0.00%	0.00%
Expected Volatility	92.19%	91.91%
Risk Free Interest Rate	4.48%	4.38%
Fair value | $	$ 13,437,429	$ 4,647,075
Minimum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share)		$ 7.24
Expected Term | Year	4	5
Fair value per warrant (in dollars per share)	$ 14.4322	$ 3.9352
Maximum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share)	$ 14.36	$ 14.36
Expected Term | Year	6	6
Fair value per warrant (in dollars per share)	$ 16.9444	$ 5.1211